Equity Method Investments - Investments In Equity Method Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Equity Method Investments [Line Items]
Balance as of January 1	$ 14.5	$ 15.7
(Loss) / income from equity method investments	(2.7)	(1.2)	$ 4.9
Balance as of December 31	11.8	14.5	15.7
Perfomex
Schedule of Equity Method Investments [Line Items]
Balance as of January 1	9.1	9.1
(Loss) / income from equity method investments	(3.1)	0.0
Balance as of December 31	6.0	9.1	9.1
Perfomex II
Schedule of Equity Method Investments [Line Items]
Balance as of January 1	5.4	6.6
(Loss) / income from equity method investments	0.4	(1.2)
Balance as of December 31	$ 5.8	$ 5.4	$ 6.6